Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF (formerly, IQ Winslow Focused Large Cap Growth ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Communication Services — 13.8%
Alphabet, Inc., Class C	2,756	$477,201
Meta Platforms, Inc., Class A	752	357,072
Netflix, Inc.*	331	207,984
Spotify Technology SA*	892	306,795
Total Communication Services		1,349,052

Consumer Discretionary — 21.3%
Amazon.com, Inc.*	4,102	766,992
Booking Holdings, Inc.	49	182,035
Chipotle Mexican Grill, Inc.*	4,081	221,680
Hilton Worldwide Holdings, Inc.	696	149,410
Home Depot, Inc. (The)	679	249,981
MercadoLibre, Inc.*	136	226,970
O’Reilly Automotive, Inc.*	255	287,217
Total Consumer Discretionary		2,084,285

Financials — 5.8%
KKR & Co., Inc.	2,166	267,393
Mastercard, Inc., Class A	662	306,976
Total Financials		574,369

Health Care — 2.6%
Intuitive Surgical, Inc.*	568	252,539

Industrials — 7.3%
Ferguson PLC	1,013	225,544
Trane Technologies PLC	916	306,201
Uber Technologies, Inc.*	2,840	183,095
Total Industrials		714,840

Information Technology — 48.9%
Adobe, Inc.*	463	255,414
Amphenol Corp., Class A	2,055	132,054
Analog Devices, Inc.	1,367	316,296
Apple, Inc.	2,031	451,045
ASML Holding NV	219	205,137
Broadcom, Inc.	2,900	465,972
Intuit, Inc.	366	236,930
Lam Research Corp.	263	242,286
Microsoft Corp.	2,673	1,118,250
NVIDIA Corp.	6,573	769,172
ServiceNow, Inc.*	287	233,730
Synopsys, Inc.*	365	203,787
Workday, Inc., Class A*	674	153,079
Total Information Technology		4,783,152

Total Common Stocks
(Cost $7,228,325)		9,758,237

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%(a)
(Cost $56,740)	56,740	56,740

Total Investments — 100.3% (Cost $7,285,065)		9,814,977
Other Assets and Liabilities, Net — (0.3)%		(27,707)
Net Assets — 100%		$9,787,270

*	Non-income producing securities.
(a)	Reflects the 7-day yield at July 31, 2024.

Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF (formerly, IQ Winslow Focused Large Cap Growth ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$9,758,237	$—	$—	$9,758,237
Short-Term Investment:
Money Market Fund	56,740	—	—	56,740
Total Investments in Securities	$9,814,977	$—	$—	$9,814,977

(b)

For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.